Convertible Note Payable (Details Narrative) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Convertible Note Payable
Deferred financing cost balance	$ 153,673	$ 153,673
Original debt discount		692,678
Original issuance costs		150,000
Amortization of debt discount		31,103
Amortization of deferred financing cost	10,877
convertible debt	488,425	488,425
Debt discount		$ 31,103